Property, Equipment and Software, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment
Total cost	$ 11,982	$ 11,916
Less: Accumulated depreciation and amortization	(9,393)	(8,089)
Total property, equipment and software, net	2,589	3,827
Depreciation expense	2,449	3,443	$ 3,369
Leasehold improvements
Property, Plant and Equipment
Total cost	3,568	3,389
Computers and electronic equipment
Property, Plant and Equipment
Total cost	7,273	7,513
Office equipment
Property, Plant and Equipment
Total cost	307	229
Software
Property, Plant and Equipment
Total cost	$ 834	726
Construction in progress
Property, Plant and Equipment
Total cost		$ 59